HALLMARK INVESTMENT SERIES TRUST
1250 Broadway, 32nd Floor
New York, New York 10001
(888) 823-2867

                        October 6, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Hallmark Investment Series Trust (the “Trust”) File Nos. 2-15037 and 811-879

To the Staff of the Commission:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify on behalf of the Trust that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 74 under the Securities Act and Amendment No. 74 under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-1A, which was filed with the Commission electronically on October 1, 2004.

        Questions and comments concerning this filing may be directed to the undersigned at (212) 401-5560.

Sincerely,

/s/ Nancy S. Vann Nancy S. Vann Assistant General Counsel